Goodwill and acquisitions - Cash-generating Units (CGUs) with Significant Goodwill (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	£ 8,120.2	£ 10,170.7	£ 13,252.1
Brands with an indefinite useful life	1,129.8	1,078.2
GroupM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,072.2	2,936.0
Wunderman Thompson [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,167.2	2,138.9
Brands with an indefinite useful life	433.3	409.7
VMLY&R [member]
Disclosure of information for cash-generating units [line items]
Goodwill	460.6	901.0
Brands with an indefinite useful life	203.6	199.1
Ogilvy [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	828.1	762.9
Brands with an indefinite useful life	218.5	211.1
Burson Cohn Wolfe [member]
Disclosure of information for cash-generating units [line items]
Goodwill	651.3	741.4
Brands with an indefinite useful life	138.0	130.2
Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,940.8	2,690.5
Brands with an indefinite useful life	£ 136.4	£ 128.1